INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
INCOME TAX AND SOCIAL CONTRIBUTION
Income tax losses		R$ 2,714,996	R$ 2,244,654
Negative base of social contribution		929,055	809,556
Temporary differences
Foreign exchange variation - Loans and borrowings		1,292,954	1,701,529
Provision for lawsuits		218,881	204,303
Impairment provision (Rumo Malha Oeste)		27,072	34,469
Post-employment benefit obligation		150,336	152,373
Provisions for uncertain tax credits and tax losses		34,511	31,880
Provision for non-recoverability of taxes		73,641	70,815
Share-based payment transactions		157,825	82,480
Lease		161,840	167,962
Unrealized loss with derivatives		823,286	674,554
Provisions for profit sharing		159,994	124,833
Business combination – intangible assets		124,379	119,060
Business combination – fixed assets		24,795	36,535
Selic on indebtedness			100,264
Other provisions		691,162	581,059
Deferred tax on pre-operating income		87,454	14,009
Regulatory asset (liability)		6,661	4,843
Other		391,444	488,299
Total deferred tax assets		8,070,286	7,643,477
Exchange rate variation - Loans and borrowings		(195,232)
Provision for lawsuits		(408)
Useful life review		(456,093)	(401,926)
Business combination – fixed assets		(148,872)	(76,263)
Tax goodwill		(618,758)	(359,100)
Unrealized income with derivatives		(299,965)	(226,243)
Fair value adjustment on debts		(281,784)	(548,726)
Marketable securities		(77,437)	(1,150,916)
Investment properties		(455,773)	(391,382)
Goods intended for sale		(10,546)
Capitalized interest			(108,616)
Effects on the formation of joint venture		(103,992)	(106,254)
Business combination - fixed/intangible assets		(4,426,881)	(4,486,211)
Post-employment obligations		(4,641)	(4,594)
Lease		(10,034)	(11,797)
Provisions		(449,153)	(79,092)
Other	[1]	(147,120)	(687,601)
Total deferred tax liabilities		(7,686,689)	(8,638,721)
Total deferred taxes recorded		383,597	(995,244)
Deferred tax assets	[2]	5,609,030	4,474,124
Deferred tax liabilities		(5,225,433)	(5,469,368)
Total deferred, net		R$ 383,597	R$ (995,244)

[1]	Refers mainly to the tax loss recognized on the capital contribution in a controlled company.
[2]	Total amount of the balance of deferred income tax and social contribution consolidated assets, R$1,869,877 corresponds to the balance of the subsidiary Rumo S.A.